Mineral Royalty Interest	12 Months Ended
Dec. 31, 2019
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Mineral Royalty Interest
13.	Mineral Royalty Interest
On August 7, 2014, the Company purchased a 1.5% net smelter return royalty interest (the “Royalty”) in the Metates properties located in Mexico from Chesapeake Gold Corp. (“Chesapeake”) for the life of mine. Under the terms of the agreement, the Company paid total upfront cash consideration of $9 million. In accordance with the terms of the agreement, on August 7, 2019, Chesapeake exercised its option to re-acquire
two-thirds
of the Royalty, or 1%, for $9 million. As a result, the Company’s Royalty has been reduced to 0.5%. The Company has reflected the transaction as a disposal of two-thirds
of its original investment, resulting in a gain on disposal of $3 million. The Company also has a right of first refusal on any silver streaming, royalty or any other transaction on the Metates properties.
To date, no revenue has been recognized and no depletion has been taken with respect to this royalty agreement.